NOTE 23. Carrying amount of the performing and non-performing finance receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term net investment in direct financing and sales-type leases	$ 56,975	$ 390,099
Short-term net investment in direct financing and sales-type leases	56,975	0
Other financing receivables	49,288	0
Accounts receivables, net	28,915	27,931
Total	480,332	418,030
Undue
Long-term net investment in direct financing and sales-type leases	345,154	390,099
Short-term net investment in direct financing and sales-type leases	56,975	0
Other financing receivables	49,288	0
Accounts receivables, net	2,496	2,988
Total	453,913	393,087
Past Due
Long-term net investment in direct financing and sales-type leases	0	0
Short-term net investment in direct financing and sales-type leases	0	0
Other financing receivables	0	0
Accounts receivables, net	26,419	24,943
Total	$ 26,419	$ 24,943